Document and Entity Information	Feb. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2020
Entity Registrant Name	Ingersoll-Rand plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
Entity Address, Address Line One	170/175 Lakeview Dr.
Entity Address, Address Line Two	Airside Business Park
Entity Address, Address Line Three	Swords, Co.
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	11111
City Area Code	353
Local Phone Number	18707400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001466258
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	IR
Security Exchange Name	NYSE